VESSEL AND CAPITALIZED DRY-DOCKING - NARRATIVES (Details) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($) item	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)
VESSEL AND CAPITALIZED DRY-DOCKING
Number of vessels sold during the period | item	4
Number of vessels held for sale at end of reporting period | item	2
Vessels and capitalized dry docking
VESSEL AND CAPITALIZED DRY-DOCKING
Capitalized dry-docking costs	$ 74.8	$ 49.3	$ 50.1
Other plant and operating equipment | Administrative expenses
VESSEL AND CAPITALIZED DRY-DOCKING
Depreciation expense related to administrative expense	2.4	1.8	2.8
Land and buildings | Administrative expenses
VESSEL AND CAPITALIZED DRY-DOCKING
Depreciation expense related to administrative expense	$ 1.8	$ 1.7	$ 2.3